Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.89%
Alabama–1.46%
Birmingham (City of), AL Airport Authority;
Series 2003 A, Ref. RB (INS -AGM)(a)	4.50%	07/01/2020	$ 1,375	$ 1,379,276
Series 2010, Ref. RB (INS -AGM)(a)	6.00%	07/01/2022	2,365	2,429,872
Black Belt Energy Gas District (The); Series 2016 A, RB (b)	4.00%	06/01/2021	5,000	5,188,900
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (b)	4.00%	12/01/2025	8,000	8,951,520
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB (b)	2.00%	10/01/2024	2,000	2,020,640
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(b)(c)	2.05%	04/01/2024	8,625	8,641,215
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(b)(c)	1.75%	04/01/2024	2,875	2,848,435
				31,459,858
Alaska–0.51%
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. RB (b)(d)	5.25%	04/01/2020	765	775,365
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,553,240
North Slope (Borough of), AK;
Series 2018 A, GO Bonds	5.00%	06/30/2021	1,000	1,058,780
Series 2018 A, GO Bonds	5.00%	06/30/2022	1,710	1,811,215
Valdez (City of), AK (BP Pipelines); Series 2003 B, Ref. RB	5.00%	01/01/2021	1,800	1,868,472
				11,067,072
Arizona–4.00%
Arizona (State of);
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2021	2,000	2,025,080
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2022	2,000	2,025,140
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2023	2,000	2,024,940
Series 2019, Ref. RB	5.00%	07/01/2026	10,000	12,319,300
Series 2019, Ref. RB	5.00%	07/01/2027	10,500	13,204,905
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	15,978	17,639,497
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	598,725
Series 2019 A, RB	5.00%	01/01/2024	555	617,143
Series 2019 A, RB	5.00%	01/01/2025	605	686,796
Series 2019 A, RB	5.00%	01/01/2026	735	848,102
Series 2019 A, RB	5.00%	01/01/2027	800	933,952
Series 2019 B, RB	5.00%	01/01/2043	1,370	1,507,493
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,887,050
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB (e)	5.00%	02/15/2026	1,150	1,279,571
Maricopa (County of), AZ Industrial Development Authority (Banner Health); Series 2017 C, RB (b)	5.00%	10/18/2024	7,500	8,738,325
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,327,800
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,961,362
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	2,000	2,037,260
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,848,688
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,924,906
				86,436,035
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–6.06%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 D, Ref. RB (70% of 3 mo. USD LIBOR + 0.55%)(b)(c)	2.02%	04/01/2021	$ 1,000	$ 1,001,610
California (State of);
Series 2013 C, GO Bonds (70% of 1 mo. USD LIBOR + 0.70%)(b)(c)	1.89%	12/01/2020	8,000	8,018,320
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(b)(c)	1.53%	12/01/2023	7,000	7,015,260
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(b)(c)	1.95%	12/01/2021	10,000	10,071,500
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB (b)	4.00%	10/01/2024	5,000	5,630,700
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (b)(d)	5.50%	02/01/2020	1,250	1,259,137
California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB (b)	1.75%	08/01/2026	5,240	5,242,987
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,975	2,102,447
California (State of) Municipal Finance Authority (Anaheim System Distribution Facilities); Series 2015 A, RB (SIFMA Municipal Swap Index + 0.35%)(b)(c)	1.45%	12/01/2020	3,500	3,501,610
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	855,675
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,136,120
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS -BAM)(a)	5.00%	05/15/2024	350	406,683
Series 2019, RB (INS -BAM)(a)	5.00%	05/15/2025	500	595,650
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.38%)(b)(c)	1.59%	08/01/2021	5,000	4,995,900
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust); Series 2011 A-3, Ref. RB (70% of 3 mo. USD LIBOR + 0.37%)(b)(c)	1.71%	04/01/2020	7,000	7,002,170
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS -AGM)(a)(f)	0.00%	08/01/2021	1,500	1,467,450
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,437,235
Series 2017 A-1, Ref. RB	5.00%	06/01/2025	10,000	11,618,600
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	14,086,587
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS -AGC)(a)(f)	0.00%	08/01/2025	3,000	2,748,030
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS -AGM)(a)(f)	0.00%	08/01/2020	1,000	991,340
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,135,220
New Haven Unified School District; Series 2009, Ref. GO Bonds (INS -AGC)(a)	5.00%	08/01/2020	1,605	1,609,959
Northern California Power Agency;
Series 2010 A, Ref. RB	5.00%	08/01/2020	1,000	1,006,650
Series 2010 A, Ref. RB	5.00%	08/01/2021	1,000	1,006,140
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds (f)	0.00%	08/01/2023	1,300	1,231,867
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2023	500	511,550
Series 2018 B, Ref. RB	5.00%	07/01/2022	750	825,203
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,137,090
San Diego Association of Governments (Mid-Coast Corridor Transit); Series 2019 A, RB	5.00%	11/15/2025	3,000	3,546,720
Santa Ana (City of), CA (Local Street Improvement); Series 2007, COP (INS -NATL)(a)	4.38%	01/01/2024	1,000	1,001,910
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,842,315
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,871,325
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds (f)	0.00%	08/01/2022	1,900	1,834,716
Series 2009 B-1, GO Bonds (f)	0.00%	08/01/2023	2,000	1,900,700
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS -BAM)(a)	5.00%	09/01/2022	1,500	1,659,870
Series 2015, Ref. RB (INS -BAM)(a)	5.00%	09/01/2023	1,000	1,143,510
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	$ 1,000	$ 1,100,290
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	737,900
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,744,470
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS -AGM)(a)(b)	3.20%	06/01/2020	3,695	3,700,875
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	705	715,582
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,351,220
				130,800,093
Colorado–2.15%
Arkansas River Power Authority;
Series 2006, RB (d)	5.88%	10/01/2021	2,035	2,152,765
Series 2006, RB (d)	5.88%	10/01/2026	3,500	4,197,480
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,294,280
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB (b)	5.00%	11/19/2026	8,500	10,412,415
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB (b)	5.00%	11/20/2025	4,600	5,521,656
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-1, Ref. RB (b)	5.00%	08/01/2025	7,500	8,695,800
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,435,062
Denver (City & County of), CO; Series 2012 B, RB	5.00%	11/15/2025	2,000	2,215,140
E-470 Public Highway Authority;
Series 2017 B, Ref. RB (67% of 1 mo. USD LIBOR + 1.05%)(b)(c)	2.19%	09/01/2021	2,000	2,018,180
Series 2019, Ref. RB (67% of 1 mo. USD LIBOR + 0.42%)(b)(c)	1.57%	09/01/2021	1,500	1,500,060
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	1,295	1,436,919
Series 2008, RB	6.25%	11/15/2028	2,000	2,554,960
				46,434,717
Connecticut–1.34%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.65%)(c)	1.75%	03/01/2020	6,000	6,009,840
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(c)	1.95%	03/01/2022	5,000	5,049,600
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,473,147
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	10,016,910
Series 2018, RB	5.00%	01/01/2027	3,000	3,677,220
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (d)	4.00%	07/01/2022	2,590	2,781,738
				29,008,455
District of Columbia–0.52%
District of Columbia (Georgetown University);
Series 2011, RB (b)(d)	5.00%	04/01/2021	2,055	2,159,764
Series 2017, Ref. RB (d)	5.00%	04/01/2023	1,000	1,123,580
Series 2017, Ref. RB (d)	5.00%	04/01/2024	1,500	1,736,220
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	6,184,450
				11,204,014
Florida–3.99%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2019, Ref. RB	5.00%	12/01/2020	550	570,207
Series 2019, Ref. RB	5.00%	12/01/2021	500	535,895
Series 2019, Ref. RB	5.00%	12/01/2022	600	663,432
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	$ 2,000	$ 2,252,400
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,932,505
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,991,500
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	8,000	8,741,600
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	7,070,280
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	1,000	1,018,780
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	3,144,711
Florida (State of) Board of Education; Series 2011 D, Ref. GO Bonds	5.00%	06/01/2025	10,000	10,577,400
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2021	450	476,604
Series 2019, RB	5.00%	10/01/2022	495	539,174
Series 2019, RB	5.00%	10/01/2024	350	399,539
Series 2019, RB	5.00%	10/01/2025	475	552,378
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,716,130
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,121,320
Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017-A, Ref. RB	5.00%	10/01/2026	4,000	4,900,760
Series 2019 A, Ref. RB	5.00%	10/01/2025	2,000	2,401,280
Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	6,370,988
Gulf Breeze (City of), FL (Local Government Loan Program); Series 1985 J, RB (g)	4.50%	12/01/2020	3,050	3,147,051
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,429,112
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,235,734
Hillsborough (County of), FL School Board;
Series 2015, Ref. RB (INS -AGM)(a)	5.00%	10/01/2021	1,700	1,816,739
Series 2015, Ref. RB (INS -AGM)(a)	5.00%	10/01/2022	1,500	1,657,950
JEA; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	5,380,605
Manatee (County of), FL School District; Series 2017, RB (INS -AGM)(a)	5.00%	10/01/2024	2,600	3,074,656
Miami (City of), FL; Series 2009, Ref. RB (INS -AGC)(a)	5.00%	10/01/2028	750	750,975
Miami-Dade (County of), FL; Series 2010 B, Ref. RB (INS -AGM)(a)	5.00%	10/01/2023	3,500	3,613,890
				86,083,595
Georgia–1.95%
Atlanta (City of), GA;
Series 2009 B, RB (INS -AGM)(a)	5.25%	11/01/2027	2,000	2,503,400
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,357,440
Atlanta (City of), GA Department of Aviation;
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,402,210
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,336,540
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	2,183,212
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,255,086
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB (b)	2.25%	05/25/2023	3,000	3,049,410
Series 1994, RB (b)	2.15%	06/13/2024	2,000	2,028,640
Burke (County of), GA Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/2020	2,000	2,005,560
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (d)	5.25%	09/01/2020	540	556,600
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,600	1,740,096
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. RB (SIFMA Municipal Swap Index + 0.95%)(b)(c)	2.05%	02/18/2020	8,100	8,101,215
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2025	$ 355	$ 412,262
Series 2019, RB	5.00%	01/01/2026	300	355,134
Series 2019, RB	5.00%	01/01/2028	800	978,400
Main Street Natural Gas, Inc.; Series 2019 B, RB (b)	4.00%	12/02/2024	3,000	3,343,260
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (d)	3.50%	08/01/2020	2,000	2,030,320
Series 2010, RAC (b)(d)	5.00%	08/01/2020	1,500	1,538,010
Private Colleges & Universities Authority (Emory University); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(b)(c)	1.52%	08/16/2022	2,000	2,004,100
				42,180,895
Guam–0.10%
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS -AGM)(a)	5.00%	10/01/2020	2,070	2,131,086
Hawaii–0.95%
Hawaii (State of);
Series 2013, GO Bonds	5.00%	08/01/2028	7,000	7,926,800
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	5,999,854
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	6,502,591
				20,429,245
Idaho–0.39%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,221,360
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,541,012
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,000,000
Regents of the University of Idaho; Series 2011, Ref. RB (b)	5.25%	04/01/2021	3,390	3,553,906
				8,316,278
Illinois–9.68%
Bolingbrook (Village of), IL; Series 2010 A, Ref. GO Bonds (INS -AGM)(a)	5.00%	01/01/2023	1,260	1,263,805
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	3,205	3,522,103
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	6,228,085
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,785,340
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	16,611,343
Series 2007 A, Ref. GO Bonds (INS -NATL)(a)	5.00%	01/01/2029	960	963,043
Series 2012, RB	5.00%	01/01/2027	1,000	1,063,440
Series 2014, RB	5.00%	11/01/2021	1,000	1,063,730
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	4,058,138
Chicago (City of), IL (Midway Airport);
Series 2013 B, Ref. RB	5.00%	01/01/2020	2,000	2,005,920
Series 2014 B, Ref. RB	5.00%	01/01/2020	500	501,480
Chicago (City of), IL (O’Hare International Airport);
Series 2010 C, RB (INS -AGC)(a)	5.25%	01/01/2021	1,025	1,028,229
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	3,932,254
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,563,350
Chicago (City of), IL Transit Authority;
Series 2011, RB	5.25%	12/01/2029	2,500	2,664,725
Series 2011, RB	5.25%	12/01/2031	1,550	1,648,735
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. RB	5.00%	06/01/2021	8,000	8,404,960
Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,666,960
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	$ 1,500	$ 1,750,110
Cook (County of), IL;
Series 2009 C, Ref. GO Bonds	5.00%	11/15/2020	5,150	5,163,544
Series 2010 A, Ref. GO Bonds	5.25%	11/15/2033	4,775	4,931,286
Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	9,334,853
Cook County School District No. 144 (Prairie Hills); Series 2010 A, GO Bonds (d)	4.25%	12/01/2020	555	572,133
DeKalb County Community Unit School District No. 428;
Series 2010, GO Bonds (d)(f)	0.00%	01/01/2020	380	379,616
Series 2010, GO Bonds (f)	0.00%	01/01/2020	620	619,275
Illinois (State of);
Series 2010, Ref. GO Bonds	5.00%	01/01/2020	1,675	1,679,305
Series 2010, Ref. GO Bonds	5.00%	01/01/2023	525	526,118
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	5,038,099
Series 2013, GO Bonds	5.00%	07/01/2021	2,500	2,619,075
Series 2014, GO Bonds	5.00%	02/01/2021	5,000	5,184,100
Series 2014, GO Bonds	5.00%	02/01/2024	1,100	1,213,465
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	5,158,678
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,878,321
Series 2018 A, GO Bonds	5.25%	05/01/2023	3,000	3,297,240
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,571,770
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(b)(c)	1.85%	07/01/2023	3,750	3,746,325
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(b)(c)	1.66%	09/01/2022	6,925	6,941,343
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB (b)	5.00%	12/15/2022	10,750	11,907,237
Illinois (State of) Finance Authority (Palos Hospital); Series 2010 C, RB	5.38%	05/15/2025	6,000	6,106,560
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (b)(d)	5.25%	03/01/2020	2,775	2,802,695
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (b)(d)(h)	5.70%	06/15/2022	875	981,916
Series 2002, RB (INS -NATL)(a)(h)	5.70%	06/15/2025	3,125	3,436,406
Series 2002, RB (INS -NATL)(a)(f)	0.00%	12/15/2032	25,000	16,653,500
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2032	1,250	1,374,325
Series 2015 A, RB	5.00%	01/01/2032	1,635	1,908,552
Railsplitter Tobacco Settlement Authority;
Series 2010, RB (b)(d)	5.50%	06/01/2021	1,500	1,595,940
Series 2017, RB	5.00%	06/01/2025	7,000	8,267,630
Regional Transportation Authority;
Series 1997, Ref. RB (INS -NATL)(a)	6.00%	06/01/2023	1,460	1,608,745
Series 2002 A, RB (INS -NATL)(a)	6.00%	07/01/2020	3,840	3,944,640
Series 2002 A, RB (INS -NATL)(a)	6.00%	07/01/2021	2,055	2,206,680
Series 2003 A, RB (INS -NATL)(a)	5.50%	07/01/2020	2,580	2,642,900
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,651,333
Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,220,020
				208,889,375
Indiana–1.13%
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	8,494,010
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(i)(j)	0.98%	11/01/2037	7,420	7,420,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Municipal Power Agency;
Series 2011 A, RB	5.00%	01/01/2021	$ 250	$ 260,250
Series 2011 A, RB (b)(d)	5.00%	07/01/2021	250	265,328
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(c)	2.31%	10/15/2022	2,875	2,875,431
Indianapolis (City of), IN Department of Public Utilites; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,627,573
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,537,332
				24,479,924
Iowa–0.49%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (b)(d)	5.38%	06/15/2020	1,825	1,864,986
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)(e)	1.68%	01/04/2024	6,210	6,210,062
Iowa Student Loan Liquidity Corp.; Series 2009 3, RB	5.00%	12/01/2019	2,500	2,500,000
				10,575,048
Kansas–1.30%
Kansas (State of) Development Finance Authority;
Series 2011 K, RB	5.00%	12/01/2020	2,400	2,429,160
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,569,650
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,561,800
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	11,975	12,926,773
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, RB	5.00%	03/01/2024	500	504,750
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2021	1,000	1,064,490
				28,056,623
Kentucky–3.80%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	2.50%	02/01/2025	2,340	2,383,852
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,873,530
Series 2015, RB	5.00%	07/01/2022	850	911,311
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2026	2,000	2,347,760
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2027	3,380	3,954,600
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2028	2,870	3,343,120
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2010 A, RB (INS -AGM)(d)	5.00%	09/01/2021	5,860	6,026,658
Series 2010 A, RB (INS -AGM)(d)	5.00%	09/01/2022	4,560	4,689,686
Series 2010 A, RB (INS -AGM)(d)	5.00%	09/01/2023	1,000	1,028,440
Kentucky (Commonwealth of) Property & Building Commission; Series 2020 C, Ref. RB	5.00%	11/01/2021	5,000	5,247,300
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	4,000	4,663,520
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	16,021,627
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB (b)	4.00%	04/01/2024	7,830	8,530,315
Series 2018 B, RB (b)	4.00%	01/01/2025	5,000	5,525,650
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	4,287,488
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,811,364
Series 2017, Ref. RB	5.00%	05/15/2025	5,285	6,317,530
				81,963,751
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–3.85%
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, RB (b)(d)	5.25%	01/01/2020	$ 1,000	$ 1,023,200
Jefferson Sales Tax District;
Series 2019 A, Ref. RB (INS -AGM)(a)	5.00%	12/01/2023	1,000	1,145,380
Series 2019 A, Ref. RB (INS -AGM)(a)	5.00%	12/01/2024	1,000	1,176,260
Louisiana (State of);
Series 2012 A, GO Bonds	5.00%	08/01/2024	1,980	2,177,089
Series 2013 A, RB	5.00%	06/15/2033	1,050	1,166,980
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,799,648
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	11,991,400
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,461,840
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (b)(d)	5.00%	02/01/2020	1,000	1,006,260
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	8,980	9,276,160
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 A, Ref. RB (d)	5.25%	07/01/2020	1,000	1,022,420
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center); Series 2015 A-2, RB (b)	5.00%	06/01/2025	5,000	5,873,750
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS -AGM)(a)	5.00%	06/01/2022	14,575	15,888,499
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,669,867
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	12/01/2019	1,000	1,000,000
Series 2015, RB	5.00%	06/01/2023	700	781,326
Series 2015, RB	5.00%	12/01/2023	600	677,712
Series 2015, RB	5.00%	06/01/2024	400	458,784
Series 2015, RB	5.00%	12/01/2024	750	869,603
Series 2015, RB	5.00%	06/01/2025	500	588,235
Series 2015, RB	5.00%	12/01/2025	825	977,015
Series 2015, RB	5.00%	06/01/2026	250	292,633
Series 2015, RB	5.00%	12/01/2026	500	590,010
Series 2015, RB	5.00%	06/01/2027	350	409,962
Series 2015, RB	5.00%	12/01/2027	750	882,015
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	554,420
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	570,170
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,169,930
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS -AGM)(a)	5.00%	10/01/2026	200	241,578
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (b)	4.00%	06/01/2022	2,865	3,020,541
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB (b)	2.10%	07/01/2024	3,000	3,009,060
Terrebonne (Parish of), LA Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,008,420
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	5,000	5,405,550
				83,185,717
Maine–0.12%
Lewiston (City of), ME (UBS Financial Services, Inc.);
Series 2008 B, GO Bonds (INS -AGM)(a)	5.00%	12/15/2019	750	750,953
Series 2008 B, GO Bonds (INS -AGM)(a)	5.00%	12/15/2020	870	872,497
Series 2008 B, GO Bonds (INS -AGM)(a)	5.50%	12/15/2023	950	953,125
				2,576,575
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–0.79%
Maryland (State of);
Series 2014 B, GO Bonds	5.00%	08/01/2021	$ 5,000	$ 5,320,900
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	11,731,300
				17,052,200
Massachusetts–3.05%
Massachusetts (Commonwealth of); Series 2006 A, VRD GO Bonds (i)	0.89%	12/04/2019	9,330	9,330,000
Massachusetts (Commonwealth of) Department of Transportation;
Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,853,160
Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	6,189,050
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB (b)	5.00%	01/01/2023	4,750	5,271,455
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	990,205
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,794,753
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,185,860
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB (b)	5.00%	04/01/2024	6,880	7,849,185
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2017 S-5, Ref. RB (SIFMA Municipal Swap Index + 0.50%)(b)(c)	1.52%	01/27/2022	300	300,162
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,563,720
Series 2017 S-4, Ref. RB (b)	5.00%	01/25/2024	15,000	17,244,900
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School);
Series 2015, Ref. RB	4.00%	04/15/2020	60	60,397
Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,902,635
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,151,390
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,117,174
				65,804,046
Michigan–3.18%
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,809,581
Michigan (State of); Series 2009, Ref. RB	5.00%	11/01/2023	1,500	1,504,305
Michigan (State of) Building Authority (Facilities Program); Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,508,177
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB (b)	3.50%	11/15/2022	4,000	4,229,680
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2020	3,500	3,576,300
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2021	4,000	4,233,600
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2022	10,000	10,959,800
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,116,900
Michigan (State of) Finance Authority (Mclaren Health Care);
Series 2015 D-1, Ref. RB (68% of 1 mo. USD LIBOR + 0.40%)(b)(c)	1.57%	10/15/2021	6,985	7,006,653
Series 2015 D-2, Ref. RB (68% of 1 mo. USD LIBOR + 0.75%)(b)(c)	1.92%	10/15/2020	10,000	10,023,900
Michigan (State of) Finance Authority (Trinity Health Corp.);
Series 2015, Ref. RB	5.00%	12/01/2031	2,000	2,165,340
Series 2015, Ref. RB	5.00%	12/01/2034	7,000	7,573,300
Michigan (State of) Finance Authority (Trinity Health); Series 2015, RB (67% of 1 mo. USD LIBOR + 0.54%)(b)(c)	1.69%	12/01/2020	10,000	10,024,300
				68,731,836
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–1.12%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	$ 500	$ 557,845
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,376,592
Series 2017, Ref. RB	5.00%	05/01/2025	800	941,080
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	1,780	2,089,257
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,828,160
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,230,106
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, RB (INS -AGM)(a)	5.00%	08/15/2021	1,350	1,385,532
Series 2010 A, RB	5.00%	08/15/2020	730	749,214
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,504,500
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,291,386
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,113,630
Series 2016 C, RB	4.00%	01/01/2021	175	180,479
Series 2016 C, RB	5.00%	01/01/2022	250	269,867
Series 2016 C, RB	5.00%	01/01/2023	225	250,929
Series 2016 C, RB	5.00%	01/01/2024	200	229,734
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, RB (INS -AGC)(a)	4.00%	02/15/2020	1,500	1,508,670
Series 2008 C-1, RB (INS -AGC)(a)	5.00%	02/15/2021	1,500	1,511,385
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(i)(j)	1.00%	04/01/2037	3,605	3,605,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(i)	1.09%	12/11/2019	1,500	1,500,000
				24,123,366
Mississippi–0.18%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	453,664
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,283,822
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 A, VRD RB (i)	0.93%	12/04/2019	2,150	2,150,000
				3,887,486
Missouri–1.01%
Kansas City (City of), MO;
Series 2010 B, Ref. RB	4.13%	01/01/2021	2,000	2,004,540
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,698,720
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,114,957
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series 2019 B, RB (b)	2.88%	02/01/2022	3,600	3,614,256
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, RB (b)(d)	5.00%	06/01/2020	4,645	4,733,162
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,037,330
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	3,067,870
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,344,334
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	1,135	1,204,530
				21,819,699
Montana–0.05%
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,002,210
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.06%
Lincoln (City of), NE; Series 2012, Ref. RB	5.00%	09/01/2023	$ 1,250	$ 1,379,287
Nevada–0.10%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,191,420
New Hampshire–0.07%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/2025	525	558,715
Series 2011, RB	5.50%	10/01/2026	510	544,655
New Hampshire (State of) Housing Finance Authority; Series 2009 A, RB	5.13%	07/01/2029	360	365,580
				1,468,950
New Jersey–5.30%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(a)	5.50%	09/01/2022	5,000	5,522,900
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,622,760
Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	07/01/2027	8,200	9,983,254
Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	07/01/2028	5,005	6,047,792
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB (b)(d)	5.00%	06/01/2020	1,500	1,529,220
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,315,344
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS -AGC)(a)	5.50%	12/15/2021	6,000	6,493,920
Series 2006 A, RB (INS -AGM)(a)	5.25%	12/15/2021	1,820	1,962,652
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,764,924
Series 2011 B, RB	5.00%	06/15/2020	1,000	1,018,790
Series 2011-B, RB	5.00%	06/15/2021	1,000	1,053,480
Series 2013 AA, RB	5.00%	06/15/2021	6,000	6,320,880
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(b)(c)	2.30%	12/15/2021	1,000	1,005,660
Series 2016, RB	5.00%	06/15/2023	1,250	1,396,725
Series 2016, RN	5.00%	06/15/2030	2,025	2,359,226
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,882,200
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,497,730
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,825,250
Series 2018-A, Ref. RN	5.00%	06/15/2024	8,750	10,025,575
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	5,156,010
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,340,241
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS -AGM)(a)	5.25%	01/01/2026	5,000	6,038,000
Series 2009 H, RB	5.00%	01/01/2020	1,325	1,328,803
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(b)(c)	1.95%	01/01/2023	10,000	10,087,100
Newark (City of), NJ Housing Authority;
Series 2009, RB (b)(d)	5.00%	12/01/2019	770	770,000
Series 2009, RB (INS -AGC)(a)	5.00%	12/01/2021	360	360,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,336,780
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,282,060
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,167,590
				114,494,866
New Mexico–0.35%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,863,142
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	$ 1,675	$ 1,724,764
				7,587,906
New York–9.71%
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,308,939
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,404,074
Long Island (City of), NY Power Authority;
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(b)(c)	1.95%	10/01/2023	15,000	15,117,300
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,906,183
Series 2017, RB	5.00%	09/01/2025	1,000	1,199,920
Long Island Power Authority; Series 2019 B, RB (b)	1.65%	09/01/2024	4,000	4,011,000
Metropolitan Transportation Authority;
Series 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(i)(j)	0.98%	12/04/2019	2,000	2,000,000
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(b)(c)	1.97%	02/01/2022	3,190	3,224,739
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	1.55%	06/01/2022	11,780	11,787,421
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(b)(c)	1.70%	11/01/2022	11,870	11,856,824
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,310,800
Subseries 2018 D-1, RB (67% of 1 mo. USD LIBOR + 0.65%)(b)(c)	1.80%	07/01/2021	4,790	4,809,735
Metropolitan Transportation Authority (Green Bonds); Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,702,650
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2023	9,165	9,921,937
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	9,431,702
Subseries 2015 F-5, VRD GO Bonds (i)	0.98%	06/01/2044	4,530	4,530,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS -FGIC)(a)(c)	3.74%	03/01/2025	1,025	1,056,355
Series 2006, RB (CPI Rate + 0.88%) (INS -FGIC) (a)(c)	3.75%	03/01/2026	2,725	2,807,622
Series 2006, RB (CPI Rate + 0.89%) (INS -FGIC)(a)(c)	3.76%	03/01/2027	5,500	5,655,210
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (i)	0.98%	06/15/2044	8,945	8,945,000
New York (City of), NY Transitional Finance Authority; Subseries 2014 D-4, VRD RB (i)	1.00%	02/01/2044	9,735	9,735,000
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB (i)	1.17%	06/15/2039	2,450	2,450,000
New York (State of) Dormitory Authority;
Series 2013 A, RB	5.00%	02/15/2024	5,375	6,026,772
Series 2019 A, Ref. RB	5.00%	03/15/2024	5,000	5,801,650
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,444,263
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,548,880
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS -NATL)(a)	5.75%	07/01/2027	2,000	2,401,120
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-3, RB (b)	5.00%	05/01/2026	4,000	4,727,840
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 A, VRD RB (LOC - Landesbank Hessen-thrgn)(i)(j)	0.95%	12/04/2019	1,490	1,490,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (i)	1.09%	11/01/2044	2,050	2,050,000
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	7,260	7,984,766
New York (State of) State Housing Finance Agency (Manhattan West Residential Housing); Series 2016 A, VRD RB (LOC - Bank Of China, Ltd.)(i)(j)	1.00%		4,885	4,885,000
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	925,033
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,218,510
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,607,800
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (67% of 1 mo. USD LIBOR + 0.70%)(b)(c)	1.85%	02/01/2021	13,225	13,261,633
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(b)(c)	1.59%	10/01/2020	$ 4,850	$ 4,857,033
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	5,158,080
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,856,300
Yonkers (City of), NY;
Series 2010 A, GO Bonds (b)(d)	5.00%	11/15/2020	500	519,150
Series 2010 A, GO Bonds (INS -AGM)(a)	5.00%	11/15/2020	655	678,947
				209,615,188
North Carolina–1.67%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	1.55%	12/01/2021	5,000	4,994,850
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB (b)	2.00%	10/01/2024	850	858,772
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,941,456
Series 2015 B, Ref. RB	5.00%	01/01/2022	1,875	2,020,800
Series 2019 A, Ref. RB	5.00%	01/01/2021	7,180	7,472,800
North Carolina (State of) Municipal Power Agency No. 1;
Series 2019 A, Ref. RB	5.00%	01/01/2023	2,335	2,598,832
Series 2019 B, Ref. RB	5.00%	01/01/2021	5,545	5,771,125
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS -AGM)(a)	5.00%	01/01/2024	1,150	1,307,700
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,359,145
Series 2017, Ref. RB (INS -AGM)(a)	5.00%	01/01/2026	1,350	1,612,696
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(b)(c)	1.55%	11/09/2022	5,000	5,005,650
				35,943,826
Ohio–2.30%
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 B, RB	5.00%	09/01/2020	2,920	2,999,074
American Municipal Power, Inc.; Series 2015 A, Ref. RB (b)(d)	5.25%	02/15/2022	2,000	2,178,520
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	6,166,850
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2009 C, RB (b)(d)	5.00%	02/15/2020	2,850	2,871,860
Series 2018 A, RB (b)	2.25%	08/15/2021	2,500	2,520,700
Cleveland (City of), OH;
Series 2006 A, RB (INS -AMBAC)(a)	5.25%	01/01/2021	3,980	4,151,180
Series 2011 A, RB	5.00%	01/01/2022	2,315	2,405,817
Series 2012 A, Ref. RB (b)(d)	5.00%	01/01/2022	3,000	3,237,720
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB (b)	5.00%	05/15/2023	4,995	5,584,410
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (b)(d)	5.75%	06/01/2021	250	266,913
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,667,712
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,271,048
Ohio (State of);
Series 2009 A II, RB	5.00%	12/01/2019	1,825	1,825,000
Series 2014 A, GO Bonds	5.00%	03/01/2031	4,190	4,527,672
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2011 B-1, Ref. RB	5.00%	01/01/2024	1,000	1,041,540
Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,462,014
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (b)	2.40%	10/01/2029	4,500	4,534,875
				49,712,905
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.30%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	$ 2,500	$ 2,909,900
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,504,612
				6,414,512
Oregon–1.14%
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,880,251
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	4,281,324
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,488,120
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	1,000	1,057,970
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,583,620
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP -Oregon School Bond Guaranty)(f)	0.00%	06/15/2023	2,500	2,380,450
				24,671,735
Pennsylvania–5.42%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB (i)	1.00%	12/01/2037	1,700	1,700,000
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS -BAM)(a)	5.00%	11/15/2020	1,475	1,526,640
Series 2014, Ref. RB (INS -BAM)(a)	5.00%	11/15/2021	1,400	1,500,254
Bucks (County of), PA Industrial Development Authority (Grand View Hospital); Series 2008 A, VRD RB (LOC - TD Bank N.A.)(i)(j)	1.12%	12/11/2019	3,990	3,990,000
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	6,910,500
Series 2018, RB	5.00%	06/01/2025	5,500	6,483,290
Series 2018, RB	5.00%	06/01/2026	2,000	2,409,280
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(b)(c)	1.52%	09/01/2022	4,000	4,003,040
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare);
Series 2018, Ref. RB	5.00%	07/15/2020	500	511,290
Series 2018, Ref. RB	5.00%	07/15/2021	500	528,915
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(i)(j)	0.96%	07/01/2034	1,600	1,600,000
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,483,853
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,189,104
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,162,980
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(b)(c)	1.82%	09/01/2023	4,700	4,700,047
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement Communities); Series 2012, Ref. IDR	5.00%	11/15/2026	2,000	2,157,000
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,080,430
Montgomery (County of), PA Industrial Development Authority (PECO Energy Company);
Series 1994 A, Ref. RB (b)	2.55%	06/01/2020	5,000	5,031,950
Series 1999 A, Ref. RB (b)	2.50%	04/01/2020	6,000	6,024,780
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,105,600
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	2,018,975
Second Series 2016, Ref. GO Bonds	5.00%	09/15/2028	2,455	2,971,090
Series 2013, GO Bonds	5.00%	10/15/2032	1,475	1,659,036
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	560,675
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	590,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	3,045	3,098,683
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	$ 7,285	$ 7,409,792
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,666,065
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,714,920
Series 2014 B-1, Ref. RB (SIFMA Municipal Swap Index + 0.88%)(c)	1.98%	12/01/2020	5,100	5,118,666
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,761,450
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(c)	1.53%	12/01/2021	4,000	4,010,240
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,215,520
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,858,290
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,508,720
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,130,480
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	975,086
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,176,650
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,447,824
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,466,517
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,520,400
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,353,766
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS -AGM)(a)	5.00%	09/01/2024	1,000	1,167,980
South Fork (Borough of), PA Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. RB (b)(d)	6.00%	07/01/2020	500	513,625
				117,013,403
Rhode Island–0.58%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS -AGC)(a)	5.25%	09/15/2029	1,265	1,268,567
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,811,938
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,141,116
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,202,739
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,985	1,990,737
				12,415,097
South Carolina–1.57%
Patriots Energy Group Financing Agency; Series 2018 A, RB (b)	4.00%	02/01/2024	8,000	8,736,960
Piedmont Municipal Power Agency;
Series 2009 A-4, Ref. RB (d)	5.00%	01/01/2020	980	982,881
Series 2009 A-4, Ref. RB	5.00%	01/01/2020	1,020	1,022,999
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,661,660
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2012 B, Ref. RB (b)(d)	5.00%	10/01/2022	5,000	5,536,950
Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,771,350
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (d)	5.00%	08/01/2021	1,300	1,381,653
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,151,310
South Carolina Transportation Infrastructure Bank; Series 2012 A, Ref. RB (b)(d)	5.00%	10/01/2021	10,000	10,699,900
				33,945,663
South Dakota–0.05%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (b)(d)	5.00%	09/01/2020	1,000	1,028,440
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–1.22%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2023	$ 1,800	$ 2,009,772
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,243,460
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,241,220
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,296,177
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB	5.00%	07/01/2020	860	874,586
Series 2012, Ref. RB	5.00%	07/01/2021	885	923,143
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2016 A, Ref. RB	5.00%	10/01/2021	745	791,130
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,126,102
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	4,385	4,659,457
Series 2017 A, RB (b)	4.00%	05/01/2023	3,420	3,668,224
Series 2018, RB (b)	4.00%	11/01/2025	4,000	4,454,880
				26,288,151
Texas–10.74%
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	350	375,267
Series 2017, Ref. RB	5.00%	01/01/2025	900	1,030,481
Board of Regents of The University of Texas System; Series 2010, Ref. RB	5.00%	08/15/2021	5,340	5,689,717
Central Texas Regional Mobility Authority; Series 2018, RB	4.00%	01/01/2022	2,500	2,595,900
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	750	806,160
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	5,108,093
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,831,411
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP -Texas Permanent School Fund)	6.00%	02/15/2028	11,370	13,995,674
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2025	2,500	3,013,075
Galveston (City of), TX; Series 2011, Ref. RB	5.00%	02/01/2021	1,000	1,041,300
Grand Parkway Transportation Corp. (Tela Supported); Series 2018 B, RB (b)	5.00%	10/01/2023	5,000	5,650,250
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (i)	0.85%	11/01/2041	9,435	9,435,000
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,680,771
Harris County Cultural Education Facilities Finance Corp. (Memorial Herman Health System); Series 2014 A, RB (b)(d)	5.00%	12/01/2024	1,445	1,705,808
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,796,795
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, RB (68% of 1 mo. USD LIBOR + 0.85%)(b)(c)	2.00%	06/01/2020	5,000	5,001,850
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. RB (INS -AGC)(a)	5.00%	05/15/2023	1,500	1,500,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	558,722
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	911,601
Harris County Health Facilities Development Corp. (Methodist Hospital); Series 2008 A-2, Ref. VRD RB (i)	0.95%	12/04/2019	4,350	4,350,000
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (b)(d)	5.00%	12/01/2019	4,000	4,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	$ 3,685	$ 4,281,786
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,522,917
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,590,237
Series 2018 C, Ref. RB (70% of 1 mo. USD LIBOR +0.36%)(b)(c)	1.55%	08/01/2021	4,000	4,004,840
Series 2019 C, Ref. GO Bonds	5.00%	03/01/2022	12,305	13,323,977
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,458,300
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(f)	0.00%	08/15/2027	5,675	4,722,678
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,140,616
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,818,946
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB (i)	1.00%	11/01/2038	2,710	2,710,000
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(a)	4.00%	04/01/2020	325	327,369
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	2,198,372
North Fort Bend Water Authority; Series 2009, RB (INS -AGC)(a)	5.00%	12/15/2024	2,000	2,002,600
North Texas Tollway Authority; Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,349,240
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP -Texas Permanent School Fund)(b)	1.75%	06/01/2022	3,090	3,094,264
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2023	6,500	7,272,655
Series 2018, Ref. RB	5.00%	02/01/2021	5,000	5,222,500
San Antonio (City of), TX Water System; Series 2013 B, Ref. RB	5.00%	05/15/2031	2,720	3,040,960
San Antonio Independent School District;
Series 2019, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2025	5,400	6,511,536
Series 2019, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2026	5,405	6,673,662
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,131,847
Tarrant Cultural Educational Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 A, VRD RB (LOC - TD Bank N.A.)(i)(j)	0.95%	10/01/2041	7,820	7,820,000
Texas (State of); Series 2019, RAN	4.00%	08/27/2020	10,000	10,208,900
Texas (State of) Water Development Board (State Water Implementation Revenue Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,772,000
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,942,975
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,845	5,638,611
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2019	3,500	3,504,060
Series 2012, RB	5.00%	12/15/2021	5,485	5,853,318
Series 2012, RB	5.00%	12/15/2022	500	548,970
Series 2012, RB	5.00%	12/15/2023	8,050	8,837,612
Texas Public Finance Authority; Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,720,500
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,411,246
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,624,800
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, RB (d)	5.00%	07/01/2021	1,285	1,358,579
				231,718,748
Utah–0.52%
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB (b)	5.00%	08/01/2024	4,000	4,555,000
Weber (County of), UT; Series 2000 C, VRD RB (i)	0.91%	02/15/2035	5,200	5,200,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB (i)	0.91%	12/04/2019	1,360	1,360,000
				11,115,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.38%
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB (e)	5.00%	09/01/2022	$ 2,220	$ 2,374,201
Series 2015, RB (e)	5.00%	09/01/2023	1,500	1,637,205
Series 2015, RB (e)	5.00%	09/01/2024	1,650	1,834,652
Series 2015, RB (e)	5.00%	09/01/2025	1,500	1,695,255
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, RB (INS -AGM)(a)	5.00%	07/01/2022	685	702,851
				8,244,164
Virginia–2.32%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	20,022,311
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,722,000
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,703,284
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,739,070
Series 2016, RB	5.00%	09/15/2024	1,015	1,194,543
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	6,281,452
Series 2017, RB	5.00%	05/15/2025	5,640	6,758,299
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,708,600
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR (b)	1.90%	06/01/2023	2,000	2,025,640
				50,155,199
Washington–2.08%
Energy Northwest (Columbia Generating Station); Series 2011 A, Ref. RB	5.00%	07/01/2023	2,500	2,650,250
Energy Northwest (Project #3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,539,280
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,528,880
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,305,473
Washington (State of); Series 1998 C, GO Bonds	5.50%	07/01/2023	2,815	3,129,154
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2008, RB (e)	2.13%	06/01/2020	3,000	3,002,430
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	2.50%	01/01/2025	5,650	5,780,797
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (67% of 1 mo. USD LIBOR + 1.10%)(b)(c)	2.28%	07/01/2022	5,000	5,041,350
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	517,455
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(i)(j)	1.07%	09/01/2049	1,500	1,500,000
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,785,050
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,177,575
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB (b)	5.00%	08/01/2026	5,000	5,917,900
				44,875,594
West Virginia–0.45%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,587,525
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	7,016,595
				9,604,120
Wisconsin–0.34%
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,557,362
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB (b)	5.00%	01/31/2024	2,495	2,855,627
				7,412,989
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.05%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	01/01/2024	$ 1,000	$ 1,140,540
TOTAL INVESTMENTS IN SECURITIES(k)–99.89% (Cost $2,096,336,202)					2,156,136,902
OTHER ASSETS LESS LIABILITIES–0.11%					2,404,389
NET ASSETS –100.00%					$2,158,541,291
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $18,033,376, which represented less than 1% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Security subject to crossover refunding.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund